Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Note 31 -	Subsequent Events

A.	On April 22, 2018, the Tel Aviv-Jaffa District Court issued a liquidation order for Eurocom Communications effective May 3, 2018. According to the order, the official receiver will be the temporary liquidator of Eurocom Communications until the appointment of a permanent liquidator, and attorneys Pinchas Rubin, Amnon Lorch and Uri Gaon were appointed as special managers. The liquidation order did not constitute a change of control under the Control Permit, but this may change in the future.

B.	On April 26, 2018, Bezeq held its annual meeting of shareholders (the “Meeting”). In the Meeting, the following directors were elected to Bezeq’s Board: Shlomo Rodav, Doron Turgeman, Ami Barlev, Orly Guy, Ilan Biran, Dov Kotler, David Granot, Rami Nomkin, Idit Lusky (an external director) and Amnon Dik (an external director). Three additional external directors were not up for re-election are remain in office.

All the elected directors were either recommended by the Company or their election was supported by the Company.